Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2015		SFr 45,018		SFr 44,382	SFr 78	SFr 31,925	SFr 29,139	SFr (125)	SFr (16,635)	SFr 636		SFr 46,696		SFr 45,412	SFr 4,400	SFr 40,999		SFr 13,307	SFr 0		SFr (13,294)	SFr 1,284
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(63)								(63)		(65)										(65)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		77								77		79										79
Net income/(loss)		(127)		(132)			(132)			5		(294)		(296)				(296)				2
Total other comprehensive income/(loss), net of tax		894		898					898	(4)		634		648							648	(14)
Issuance of common shares		1,667		1,667	6	1,661
Sale of treasury shares		9,158		9,158		(36)		9,194
Repurchase of treasury shares		(9,301)		(9,301)				(9,301)
Share-based compensation, net of tax		(145)		(145)		(283)		138				(296)		(296)		(296)
Financial instruments indexed to own shares		(108)		(108)		(108)
Dividends on share-based compensation, net of tax												(41)		(41)		(41)
Dividends paid		(1,435)		(1,435)								(145)		(145)				(145)
Dividends paid out of reserves from capital contributions						(1,435)
Change in scope of consolidation, net		(255)								(255)		(255)										(255)
Other		(51)		(22)		(22)				(29)		676		705		705						(29)
Balance at Jun. 30, 2016		45,329		44,962	84	31,702	28,532	(94)	(15,262)	367		46,989		45,987	4,400	41,367		12,402	0		(12,182)	1,002
Balance at Mar. 31, 2016		45,447		44,997	78	32,318	28,362	(158)	(15,603)	450
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(53)								(53)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		13								13
Net income/(loss)		178		170			170			8
Total other comprehensive income/(loss), net of tax		355		341					341	14		317
Issuance of common shares		1,667		1,667	6	1,661
Sale of treasury shares		6,221		6,221		29		6,192
Repurchase of treasury shares		(6,254)		(6,254)				(6,254)
Share-based compensation, net of tax		(640)		(640)		(766)		126
Financial instruments indexed to own shares		(81)		(81)		(81)
Dividends paid		(1,435)		(1,435)
Dividends paid out of reserves from capital contributions						(1,435)
Change in scope of consolidation, net		(36)								(36)
Other		(53)		(24)		(24)				(29)
Balance at Jun. 30, 2016		45,329		44,962	84	31,702	28,532	(94)	(15,262)	367		46,989		45,987	4,400	41,367		12,402	0		(12,182)	1,002
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax							(475)		475									(464)			464
Balance at Dec. 31, 2016		42,311		41,897	84	32,131	25,954	0	(16,272)	414		43,858		42,789	4,400	41,817		9,814	0	[1]	(13,242)	1,069
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(25)								(25)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		17								17
Net income/(loss)		592		596			596			(4)
Total other comprehensive income/(loss), net of tax		(955)		(951)					(951)	(4)
Sale of treasury shares		2,522		2,522		(18)		2,540
Repurchase of treasury shares		(2,656)		(2,656)				(2,656)
Share-based compensation, net of tax		292		292		275		17
Dividends paid		(2)
Cash dividends paid to noncontrolling interest holders										(2)
Change in scope of consolidation, net		(12)								(12)
Other		(7)								(7)
Balance at Mar. 31, 2017		42,079		41,702	84	32,388	26,552	(99)	(17,223)	377
Balance at Dec. 31, 2016		42,311		41,897	84	32,131	25,954	0	(16,272)	414		43,858		42,789	4,400	41,817		9,814	0	[1]	(13,242)	1,069
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(55)	[2],[3]							(55)	[2],[3]	(64)	[4],[5]									(64)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		29	[3]							29	[3]	30	[5]									30	[5]
Net income/(loss)		898		899			899			(1)		766		768				768				(2)
Total other comprehensive income/(loss), net of tax		(2,627)		(2,617)					(2,617)	(10)		(2,481)		(2,430)							(2,430)	(51)
Issuance of common shares		5,213		5,213	18	5,195
Sale of treasury shares		5,834		5,834		(8)		5,842
Repurchase of treasury shares		(6,445)		(6,445)				(6,445)
Share-based compensation, net of tax		221		221		(342)		563				(359)		(359)		(359)
Financial instruments indexed to own shares	[6]	203		203		203
Dividends on share-based compensation, net of tax												(78)		(78)		(78)
Dividends paid		(1,548)		(1,546)								(12)		(10)				(10)
Dividends paid out of reserves from capital contributions	[7]					(1,546)
Cash dividends paid to noncontrolling interest holders										(2)												(2)
Change in scope of consolidation, net		(20)								(20)		(20)										(20)
Other		(180)		(168)		(168)				(12)		4,056		4,069		4,069	[8]					(13)
Balance at Jun. 30, 2017		43,836		43,493	102	35,465	26,855	(40)	(18,889)	343		45,671		44,724	4,400	45,449		10,547	0	[1]	(15,672)	947
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		2		2			2
Balance at Mar. 31, 2017		42,079		41,702	84	32,388	26,552	(99)	(17,223)	377
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[9],[10]	(30)								(30)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[10]	12								12
Net income/(loss)		306		303			303			3
Total other comprehensive income/(loss), net of tax		(1,672)		(1,666)					(1,666)	(6)		(1,634)
Issuance of common shares		5,213		5,213	18	5,195
Sale of treasury shares		3,312		3,312		10		3,302
Repurchase of treasury shares		(3,789)		(3,789)				(3,789)
Share-based compensation, net of tax		(71)		(71)		(617)		546
Financial instruments indexed to own shares	[11]	203		203		203
Dividends paid		(1,546)		(1,546)
Dividends paid out of reserves from capital contributions	[12]					(1,546)
Change in scope of consolidation, net		(8)								(8)
Other		(173)		(168)		(168)				(5)
Balance at Jun. 30, 2017		43,836		43,493	SFr 102	SFr 35,465	26,855	SFr (40)	SFr (18,889)	SFr 343		45,671		44,724	SFr 4,400	SFr 45,449		10,547	SFr 0	[1]	SFr (15,672)	SFr 947
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr 2		SFr 2			SFr 2					SFr (25)		SFr (25)				SFr (25)

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of capital contribution reserves.
[8]	Includes a capital contribution of CHF 4'100 million from Credit Suisse Group AG to Credit Suisse AG following the capital increase in June 2017 by the Group.
[9]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[10]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[11]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[12]	Paid out of reserves from capital contributions.